Debt (Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 2,500
Commercial paper, outstanding	$ 1,801	$ 805		$ 1,360	$ 594
Commercial paper, weighted average interest rate	5.63%	4.27%		5.63%	4.27%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ 908	$ 563	$ 66
Maturity Less Than Ninety Days [Member]
Issuances and repayments of commercial paper
Issuance	13,767	11,799	5,254
Repayment	(13,090)	(11,087)	(5,289)
Change in commercial paper, net	677	712	(35)
Maturity Greater than 90 Days [Member]
Issuances and repayments of commercial paper
Issuance	1,871	440	353
Repayment	(1,640)	(589)	(252)
Change in commercial paper, net	$ 231	$ (149)	$ 101